Offsets	Jun. 23, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	WhiteHorse Finance, Inc.
Form or Filing Type	N-2
File Number	333-265864
Initial Filing Date	Jun. 27, 2022
Fee Offset Claimed	$ 22,331.91
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	240,905,146
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 240,905,146.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offering that included the unsold securities under the prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	WhiteHorse Finance, Inc.
Form or Filing Type	N-2
File Number	333-196436
Filing Date	Jun. 02, 2014
Fee Paid with Fee Offset Source	$ 22,331.91